INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENTS
INVESTMENTS
    In measuring plan assets at fair value, a fair value hierarchy is applied which categorizes and prioritizes the inputs used to estimate fair value into three levels. The fair value hierarchy is based on maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. Classification within the fair value hierarchy is based on the lowest level input that is significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices (in non-active markets or in active markets for similar assets or liabilities), inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 inputs are unobservable inputs for the assets or liabilities. The Plan did not have any investments classified as Level 3 as of December 31, 2025 or 2024.
The following is a description of the valuation methodologies used to measure Plan assets at fair value as of the measurement date.
Collective Trust Funds ("CTs") - Fair value is estimated based on net asset value ("NAV"), as provided by the Trustee, as a proxy to fair value. There are no unfunded commitments related to the CTs and investments in CTs can be redeemed on a daily basis without restriction and are not subject to redemption notification provisions.
Separate Accounts - The fair value of accumulation units held in separate accounts offered under a guaranteed annuity contract that the Plan participates in are based on the NAV reported by the fund managers as of the financial statement dates and recent transaction prices. The JPMorgan Large Cap Growth Fund Separate Account invests wholly in the JPMorgan Large Cap Growth Fund, which seeks long-term capital appreciation by investing in large-cap U.S. growth equities while controlling risk. The separate account provides for daily redemptions by the Plan with no advance notice requirement and has a redemption price determined by the fund’s accumulation unit value.
Mutual funds - Valued at quoted market prices that represent the NAV of shares held by the Plan at the measurement date. Mutual funds are classified within level 1 of the fair value hierarchy.
Separately managed account - Valued based on underlying assets, which consist of cash equivalents and employer stock held directly by the Plan.
•Cash and cash equivalents are valued at NAV of shares held by the Plan at the measurement date. These are classified within level 2 of the fair value hierarchy.
•Employer stock - The ITT Stock Fund is a separately managed account that invests primarily in ITT's common stock. The stock is traded on the New York Stock Exchange ("NYSE") under the ticker symbol ITT and is valued at its quoted price. The NAV of the stock fund is computed based on the closing price of the common stock reported by the NYSE at the measurement date, plus the NAV of the short-term money market included in the stock fund, plus any receivables or payables, divided by the number of units outstanding. The employer stock portion of the fund is classified within level 1 of the fair value hierarchy and the remaining portion is classified within level 2.
Brokerage account - Securities held in the self-directed brokerage account are valued at the closing price reported on the major market on which the individual securities are traded at the measurement date. These are classified within level 1 of the fair value hierarchy.
The valuation methods described above may produce a fair value measurement that may not be indicative of net realizable value or reflective of future fair values. There have been no changes in the methodologies used as of December 31, 2025 and 2024. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value could result in a different fair value measurement at the reporting date.
The following tables present the major categories of Plan assets measured at fair value by classification within the fair value hierarchy, as of December 31, 2025 and 2024:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Investments at fair value - December 31, 2025:
CTs(a)	$—	$—	$489,312,651
Mutual funds	145,412,240	—	145,412,240
Separately managed account(b)	17,363,840	252,493	17,616,333
Self-directed brokerage account	3,282,723	—	3,282,723
Separate accounts(a)	—	—	2,672,737
Total investments at fair value - December 31, 2025	$166,058,803	$252,493	$658,296,684
Investments at fair value - December 31, 2024:
CTs(a)	$—	$—	$440,544,904
Mutual funds	129,896,104	—	129,896,104
Separately managed account(b)	15,021,403	133,220	15,154,623
Self-directed brokerage account	3,395,988	—	3,395,988
Total investments at fair value - December 31, 2024	$148,313,495	$133,220	$588,991,619
(a)    CTs and Separate Accounts are valued at NAV and therefore are not classified within the fair value hierarchy, but are included in the totals column to assist in reconciling to the Statements of Net Assets Available for Benefits.
(b) The separately managed account balances at the 2025 and 2024 measurement dates identified as level 1 assets represent ITT common stock and level 2 assets represent cash and cash equivalents held within the employer stock fund.